MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated August 3, 2015 to the Prospectus dated May 1, 2015 (the “Prospectus”):

International Series – Class I and S

Emerging Markets Series – Class I and S

World Opportunities Series – Class A

Dynamic Opportunities Series – Class I and S

High Yield Bond Series – Class I and S

Equity Income Series – Class I and S

Global Fixed Income Series – Class I and S

Focused Opportunities Series – Class I and S

Core Bond Series

Diversified Tax Exempt Series

Unconstrained Bond Series – Class I and S

New York Tax Exempt Series

Real Estate Series – Class I and S

Ohio Tax Exempt Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective August 3, 2015, the shares of the Core Bond Series offered in the Prospectus are designated as Class S Shares, and such Class S Shares are offered in a separate prospectus. Accordingly, effective August 3, 2015, shares of the Core Bond Series are no longer offered in the Prospectus, and all references to the Core Bond Series in the Prospectus are hereby deleted.

For information on the Core Bond Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp Comb 08/03/15